Leases - Additional Information (Details)	1 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2018 USD ($) vessel	Jul. 31, 2017 USD ($) vessel	Sep. 30, 2017 vessel	Sep. 30, 2018 USD ($) vessel	Sep. 30, 2017 USD ($) vessel	Dec. 31, 2017
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $				$ 156,644,000	$ 153,000,000
Aframax Tanker
Capital Leased Assets [Line Items]
Actual hull coverage ratio	89.00%			89.00%		0.00%
Suezmax Tankers
Capital Leased Assets [Line Items]
Actual hull coverage ratio	100.00%			100.00%		105.00%
Minimum | Suezmax and Aframax Tankers
Capital Leased Assets [Line Items]
Sale-leaseback, term of contract				9 years
Maximum | Suezmax and Aframax Tankers
Capital Leased Assets [Line Items]
Sale-leaseback, term of contract				12 years
Option to Purchase July 2020-2029 | Suezmax Tankers
Capital Leased Assets [Line Items]
Debt covenant minimum hull coverage ratio, Years 1, 2 and 3				90.00%
Period required to maintain 90% hull coverage ratio				3 years
Minimum hull coverage ratios, thereafter				100.00%
Option to Purchase September 2020 to End of Term | Aframax Tanker
Capital Leased Assets [Line Items]
Minimum hull coverage ratios, thereafter				90.00%
Debt covenant minimum hull coverage ratio, Year 1				75.00%
Debt covenant minimum hull coverage ratio, Year 2				78.00%
Debt covenant minimum hull coverage ratio, Years 3 and 4				80.00%
Capital Lease | Suezmax and Aframax Tankers
Capital Leased Assets [Line Items]
Minimum liquidity covenant requirement | $	$ 35,000,000.0			$ 35,000,000.0
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%			5.00%
Number of capital leases | vessel				10
Commitments under the capital leases | $	$ 445,300,000			$ 445,300,000
Imputed interest | $	148,600,000			$ 148,600,000
Capital Lease | Minimum | Suezmax and Aframax Tankers
Capital Leased Assets [Line Items]
Debt term				6 months
Aframax Tanker
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $	156,600,000
Number of vessels sold | vessel			3		3
Suezmax Tankers
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $		$ 153,000,000
Number of vessels sold | vessel			2		2
Aframax Tankers Sale Leaseback
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $	$ 156,600,000
Number of vessels sold | vessel	6
Aframax Tankers Sale Leaseback | Option to Purchase September 2020 to End of Term | Aframax Tanker
Capital Leased Assets [Line Items]
Number of vessels | vessel				6
Suezmax Tanker Sale Leaseback
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $		$ 153,000,000
Suezmax Tanker Sale Leaseback | Option to Purchase July 2020-2029 | Suezmax Tankers
Capital Leased Assets [Line Items]
Number of vessels | vessel				4
Number of vessels sold | vessel		4
Suezmax Tanker Sale Leaseback | Suezmax Tankers
Capital Leased Assets [Line Items]
Number of vessels sold | vessel		4